Redeemable Convertible Preferred Shares - Conversion Rights (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2015	Jul. 07, 2015
Temporary Equity [Line Items]
Number of ordinary share convertible for each Preferred Share		1	1
Minimum net offering proceeds for a Qualified IPO prior to Series E Preferred Shares				¥ 61,500
Minimum implied market capitalization for a Qualified IPO prior to Series E Preferred Shares				410,000
Series C Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum percent of preferred stockholders for approval of conversion into ordinary shares	75.00%
Series E Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Revised minimum net offering proceeds for a Qualified IPO				130,000
Revised minimum implied market capitalization for a Qualified IPO				¥ 550,000